Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2024
Cash And Cash Equivalents
Schedule of cash and cash equivalents

	March 31, 2024	December 31, 2023

Cash and banks	27,042	31,187
Cash equivalents	1,992,349	807,297
Total	2,019,391	838,484